Concentration and risks (Details) - CNY (¥) ¥ in Thousands	12 Months Ended		36 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2008
Concentration and risks
Foreign currency exchange appreciation (depreciation) rate	6.30%	(7.20%)
Minimum
Concentration and risks
Foreign currency exchange appreciation (depreciation) rate			20.00%
Currency convertibility risk
Concentration and risks
Cash and cash equivalents, restricted cash and short-term investments	¥ 27,566,040	¥ 9,944,039